Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Remuneration

	2020	2021	2022
Salaries and wages	$537	$1,743	$1,267
Stock compensation expense	62	28,376	$-
Pension and other post-employment benefits	33	60	$27
Other employee benefits	29	18	$17
Total	$661	$30,197	$1,311